Trade and other receivables	12 Months Ended
Mar. 31, 2025
Trade and other receivables
Trade and other receivables

14. Trade and other receivables
Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Derivative financial instruments with a positive market value are reported within this note as are contract assets, which represent an asset for accrued revenue in respect of goods or services delivered to customers for which a trade receivable does not yet exist, and finance lease receivables recognised where the Group acts as a lessor. See note 20 ‘Leases’ for more information on the Group’s leasing activities.
Accounting policies
Trade receivables represent amounts owed by customers where the right to receive payment is conditional only on the passage of time. Trade receivables that are recovered in instalments from customers over an extended period are discounted at market rates and interest revenue is accreted over the expected repayment period. Other trade receivables do not carry any interest and are stated at their nominal value. When the Group establishes a practice of selling portfolios of receivables from time to time these portfolios are recorded at fair value through other comprehensive income; all other trade receivables are recorded at amortised cost.
The carrying value of all trade receivables, contract assets and finance lease receivables recorded at amortised cost is reduced by allowances for lifetime estimated credit losses. Estimated future credit losses are first recorded on the initial recognition of a receivable and are based on the ageing of the receivable balances, historical experience and forward-looking considerations. Individual balances are written off when management deems them not to be collectible.

	2025 €m	2024 € m

Included within non-current assets

Trade receivables	6	8

Trade receivables held at fair value through other comprehensive income	289	294

Net investment in leases	372	211

Contract assets	496	450

Contract-related costs	822	676

Other receivables	82	78

Prepayments	300	239

Derivative financial instruments	4,064	4,011

	6,431	5,967

	2025 €m	2024 € m

Included within current assets

Trade receivables	3,236	2,841

Trade receivables held at fair value through other comprehensive income	421	441

Net investment in leases	88	99

Contract assets	2,473	2,413

Contract-related costs	1,253	1,169

Amounts owed by associates and joint ventures	166	130

Other receivables	928	686

Prepayments	706	600

Derivative financial instruments 1	133	215

	9,404	8,594
Note:

1.
Includes
€
nil (2024:
€
22 million) of embedded derivative option for which fair value is based on level 3 of the fair value hierarchy (see section on fair value carrying value information within note 22 ‘Capital and financial risk management’). All other items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The Group’s trade receivables and contract assets are classified at amortised cost unless stated otherwise and are measured after allowances for future expected credit losses, see note 22 ‘Capital and financial risk management’ for more information on credit risk.
The carrying amounts of trade and other receivables, which are measured at amortised cost, approximate their fair value and are predominantly non-interest
bearing.
The Group’s contract-related costs comprise
€
2,000 million (2024:
€
1,814 million) relating to costs incurred to obtain customer contracts and
€
75 million (2024:
€
31 million) relating to costs incurred to fulfil customer contracts; an amortisation and impairment expense, excluding discontinued operations in Spain and Italy, of
€
935 million (2024:
€
853 million) was recognised in operating profit during the year.
Other than for the embedded derivative option described above, the fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.